Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Project Deposits	$ 3,137	$ 3,904
Payroll payable	734	717
Value added taxes and other taxes payable	449	370
Subscription amount received for unvested restricted shares	289	288
Other accrued expenses	711	513
Total accrued expenses and other liabilities	$ 5,320	$ 5,792